DUE TO RELATED PARTY (Details) - HEP Investments, LLC - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Due to Related Party	$ 475,834
Proceeds from Loans	110,500
Payments of Debt Issuance Costs	$ 0	$ 96,595